Offerings - Offering: 1	Aug. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	3,057,588
Maximum Aggregate Offering Price	$ 133,922,354.40
Amount of Registration Fee	$ 20,504
Offering Note
(1)

Includes an indeterminate number of additional shares of common stock, par value $0.0001 per share (the “Common Stock”) of Rocket Lab Corporation (the “Registrant”) that, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), may be issued to prevent dilution from stock splits, stock dividends or similar transactions.

(2)

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low prices of the Common Stock on The Nasdaq Capital Market on August 11, 2025.

(3)	The registration fee of $20,504 is calculated in accordance with Rule 457(r) of the Securities Act. Represents deferred payment of the registration fees in connection with the Registrant’s Registration Statement on Form S-3ASR (File No. 333-285707) filed with the Securities and Exchange Commission (the “SEC”) on March 11, 2025, as amended by the Post-Effective Amendment No. 1 filed with the SEC on May 27, 2025.